BREAKDOWN OF EXPENSES	12 Months Ended
Nov. 30, 2022
Disclosure of attribution of expenses by nature to their function [abstract]
BREAKDOWN OF EXPENSES [Text Block]

18. BREAKDOWN OF EXPENSES

		Year ended November 30,
General and Administrative Expenses	Note	2022	2021	2020
Accounting and audit fees	9	$223,247	$80,162	$67,282
Amortization	5, 6, 17	286,743	143,783	41,201
Consulting fees	9	143,539	456,296	275,182
General office expenses		153,403	205,710	111,394
Insurance		39,007	21,837	11,928
Interest and accretion	17	18,877	14,760	20,449
Legal fees		77,011	191,686	74,528
Management fees	9	311,535	118,000	110,125
Rent		47,317	42,822	35,325
Stock-based compensation	9, 13	-	1,144,342	479,107
Transfer agent and filing fees	13	59,385	82,825	77,919
Wages, salaries and benefits	9	985,916	817,858	292,218
Total		$2,345,980	$3,320,081	$1,596,658

Research and Development		2022	2021	2020
Labor		$182,774	$930,269	$386,044
Materials		50,491	54,737	-
Total		$233,265	$985,006	$386,044

Selling expenses consist of business development expenses amounting to $177,428 (2021 - $709,010; 2020 - $1,081,478).